CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transaction, net revenue	¥ 37,580	¥ 27,248	¥ 11,151
Interest expense, related party	30,232	31,851	29,523
Cost of revenues [Member]
Related party transaction, cost of revenues and operating expenses	36,688	34,963	2,619
Sales and marketing expenses [Member]
Related party transaction, cost of revenues and operating expenses	11,274	7,218	7,101
Research and development expenses [Member]
Related party transaction, cost of revenues and operating expenses	19,594	18,992	20,647
General and administrative expenses [Member]
Related party transaction, cost of revenues and operating expenses	¥ 4,075	¥ 5,921	¥ 1,244